SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2016
Income Statement Related Disclosures [Abstract]
Schedule of Research and Development Costs, Net
Research and development expenses, net:

	Year ended December 31,
	2016	2015	2014

Total costs	$151,698	$132,039	$125,952
Less - grants and participations	(1,668)	(2,174)	(2,455)
Less - capitalization of software development costs	(8,502)	(1,380)	(356)

	$141,528	$128,485	$123,141

Schedule of Financial Income and Other, Net
Financial income and other, net:

	Year ended December 31,
	2016	2015	2014
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities	$5,607	$6,844	$5,268
Exchange rates differences	3,961	-	-
Realized gain on marketable securities	3,388	32	16
Interest	953	430	349

	13,909	7,306	5,633
Financial expenses:
Interest	(2,199)	(66)	(73)
Exchange rates differences	-	(731)	(685)
Other	(925)	(780)	(1,107)

	(3,124)	(1,577)	(1,865)

Other expenses, net	(480)	(425)	(3)

	$10,305	$5,304	$3,765

Schedule of Computation of Net Earnings Per Share
The following table sets forth the computation of basic and diluted net earnings per share:

1.	Numerator:

	Year ended December 31,
	2016	2015	2014

Net income from continuing operations available to ordinary shareholders	$123,069	$140,578	$100,150
Net income from discontinued operations available to ordinary shareholders	(6,149)	118,253	2,925

Net income to ordinary shareholders	$116,920	$258,831	$103,075

2.	Denominator (in thousands):

	Year ended December 31,
	2016	2015	2014

Denominator for basic net earnings per share -
Weighted average number of shares	59,667	59,552	59,362
Effect of dilutive securities:
Add - employee stock options and RSU	1,368	1,729	1,533

Denominator for diluted net earnings per share - adjusted weighted average shares	61,035	61,281	60,895